BRANDON J. CAGE
Variable Products Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-6952
Brandon.Cage@pacificlife.com
January 25, 2008
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Re:	Registration Statement for Pacific Value Edge Individual Flexible Premium Deferred Variable Annuity (File Number to be Assigned) funded by Separate Account A (File Number 811-08946) of Pacific Life Insurance Company
Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Value Edge Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Value Edge” or “Contract”), which is funded by the Separate Account.
Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).”
The prospectus for Pacific Value Edge is based on, and is substantially similar to, the prospectus for Pacific Journey Individual Flexible Premium Deferred Variable Annuity (File No. 333-145822) (“Pacific Journey”) offered by Pacific Life. The staff previously reviewed the Pacific Value Edge disclosure in connection with its review of the Initial N-4 Filing (filed August 31, 2007), Pre-Effective Amendment No. 1 (filed November 1, 2007) and Pre-Effective Amendment No. 2 (filed on November 28, 2007) of Pacific Journey.
By copy of this letter, we are sending a hard copy of the Pacific Value Edge prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Pacific Journey prospectus and SAI.
The prospectus disclosure included in Pacific Value Edge differs materially from Pacific Journey as follows:
1.	Includes a bonus feature (Credit Enhancement) that adds an additional amount to the contract value each time an investment is made;

2.	A longer CDSC/withdrawal charge period; and

3.	Different base contract fees (M&E, Admin, etc.) and does not have an Annual Fee.

Securities and Exchange Commission
Registration Statement for Pacific Value Edge on behalf of Pacific Life
January 25, 2008

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.
Sincerely,
/s/ BRANDON J. CAGE
Brandon J. Cage